LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	$ 60,902,362	$ 7,498,724
Additions	7,401,691	56,575,021
Modifications	(439,897)
Depreciation expense	(6,684,764)	(3,134,852)
Foreign currency translation adjustment	(671,038)	(36,531)
Right-of-use assets, end balance	60,508,354	60,902,362
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	60,297,423	7,353,957
Additions	6,661,404	56,006,523
Modifications	(450,567)
Depreciation expense	(6,497,931)	(3,031,148)
Foreign currency translation adjustment	(635,198)	(31,909)
Right-of-use assets, end balance	59,375,131	60,297,423
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance	604,939	144,767
Additions	740,287	568,498
Modifications	10,670
Depreciation expense	(186,833)	(103,704)
Foreign currency translation adjustment	(35,840)	(4,622)
Right-of-use assets, end balance	$ 1,133,223	$ 604,939